Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SMEAD FUNDS TRUST
Entity Central Index Key	0001614370
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Smead Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class A
Trading Symbol	SVFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead Value Fund (Class A/SVFAX)	$ 65	1.23%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.23%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead Value Fund (Class A/SV
FAX) p
roduced 12.36% for the shareholders compared to 11.34% for the S&P 500 Index and 14.45% for the Russell 1000 Value Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Cenovus Energy, Inc. (CVE CN), APA Corp. (APA), and Macerich Co. (The) (MAC).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Lennar Corp. (LEN), NVR, Inc. (NVR), and American Express Co. (AXP).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN A S OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead Value Fund (Class A/SVFAX) with sales charge	22.89%	8.41%	11.92%
Smead Value Fund (Class A/SVFAX)	30.38%	9.70%	12.58%
S&P 500 ® Index (Total Return)	29.78%	14.15%	15.65%
Russell 1000 ® Value Index (Total Return)	28.55%	10.42%	11.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 3,882,307,601
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	4.10%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 3,882,307,601
Total number of portfolio holdings	27
Portfolio turnover rate	4.10%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%

Smead Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class C
Trading Symbol	SVFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead Value Fund (Class C/SVFCX)	$ 96	1.81%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.81%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Perf
orm
ance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead Value Fund (Class C/SVFCX) produced 12.00% for the shareholders compared to 11.34% for the S&P 500 Index and 14.45% for the Russell 1000 Value Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Cenovus Energy, Inc. (CVE CN), APA Corp. (APA), and Macerich Co. (The) (MAC).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Lennar Corp. (LEN), NVR, Inc. (NVR), and American Express Co. (AXP).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class C shares since its inception on April 16, 2020. It assumes a $25,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $2
5,0
00

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	Since Inception
Smead Value Fund (Class C/SVFCX)	29.57%	9.03%	17.65%
S&P 500 ® Index (Total Return)	29.78%	14.15%	11.52%
Russell 1000 ® Value Index (Total Return)	28.55%	10.42%	8.73%

Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 3,882,307,601
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	4.10%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 3,882,307,601
Total number of portfolio holdings	27
Portfolio turnover rate	4.10%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%

Smead Value Fund - Class I1
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class I1
Trading Symbol	SVFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead Value Fund (Class I1/SVFFX)	$ 50	0.95%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead Value Fund (Class I1/SVFFX) produced 12.50% for the shareholders compared to 11.34% for the S&P 500 Index and 14.45% for the Russell 1000 Value Index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class I1 shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $
1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead Value Fund (Class I1/SVFFX)	30.70%	9.98%	12.86%
S&P 500 ® Index (Total Return)	29.78%	14.15%	15.65%
Russell 1000 ® Value Index (Total Return)	28.55%	10.42%	11.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 3,882,307,601
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	4.10%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 3,882,307,601
Total number of portfolio holdings	27
Portfolio turnover rate	4.10%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%

Smead Value Fund - Class R1
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class R1
Trading Symbol	SVFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead Value Fund (Class R1/SVFDX)	$ 84	1.59%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.59%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For
the first half of the fiscal year 2026, the Smead Value Fund (Class R1/SVFDX) produced 12.14% for the shareholders compared to 11.34% for the S&P 500 Index and 14.45% for the Russell 1000 Value Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Cenovus Energy, Inc. (CVE CN), APA Corp. (APA), and Macerich Co. (The) (MAC).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Lennar Corp. (LEN), NVR, Inc. (NVR), and American Express Co. (AXP).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class R1 shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead Value Fund (Class R1/SVFDX)	29.77%	9.35%	12.23%
S&P 500 ® Index (Total Return)	29.78%	14.15%	15.65%
Russell 1000 ® Value Index (Total Return)	28.55%	10.42%	11.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 3,882,307,601
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	4.10%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 3,882,307,601
Total number of portfolio holdings	27
Portfolio turnover rate	4.10%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%

Smead Value Fund - Class R2
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class R2
Trading Symbol	SVFKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead Value Fund (Class R2/SVFKX)	$ 76	1.44%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.44%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead Value Fund (Class R2/SVFKX) produced 12.23% for the shareholders compared to 11.34% for the S&P 500 Index and 14.45% for the Russell 1000 Value Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Cenovus Energy, Inc. (CVE CN), APA Corp. (APA), and Macerich Co. (The) (MAC).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Lennar Corp. (LEN), NVR, Inc. (NVR), and American Express Co. (AXP).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class R2 shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead Value Fund (Class R2/SVFKX)	29.97%	9.43%	12.67%
S&P 500 ® Index (Total Return)	29.78%	14.15%	15.65%
Russell 1000 ® Value Index (Total Return)	28.55%	10.42%	11.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 3,882,307,601
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	4.10%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of

May 31, 2026)
The
following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 3,882,307,601
Total number of portfolio holdings	27
Portfolio turnover rate	4.10%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%

Smead Value Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class Y
Trading Symbol	SVFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead Value Fund (Class Y/SVFYX)	$ 42	0.80%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead Value Fund (Class Y/SVFYX) produced 12.58% for the shareholders compared to 11.34% for the S&P 500 Index and 14.45% for the Russell 1000 Value Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Cenovus Energy, Inc. (CVE CN), APA Corp. (APA), and Macerich Co. (The) (MAC).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Lennar Corp. (LEN), NVR, Inc. (NVR), and American Express Co. (AXP).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class Y shares. It assumes a $10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead Value Fund (Class Y/SVFYX)	30.80%	10.07%	12.99%
S&P 500 ® Index (Total Return)	29.78%	14.15%	15.65%
Russell 1000 ® Value Index (Total Return)	28.55%	10.42%	11.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 3,882,307,601
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	4.10%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 3,882,307,601
Total number of portfolio holdings	27
Portfolio turnover rate	4.10%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%

Smead Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Investor Class
Trading Symbol	SMVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead Value Fund (Investor Class/SMVLX)	$ 65	1.23%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.23%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead Value Fund (Investor Class/SMVLX) produced 12.33% for the shareholders compared to 11.34% for the S&P 500 Index and 14.45% for the Russell 1000 Value Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Cenovus Energy, Inc. (CVE CN), APA Corp. (APA), and Macerich Co. (The) (MAC).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Lennar Corp. (LEN), NVR, Inc. (NVR), and American Express Co. (AXP).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead Value Fund (Investor Class/SMVLX)	30.31%	9.67%	12.55%
S&P 500 ® Index (Total Return)	29.78%	14.15%	15.65%
Russell 1000 ® Value Index (Total Return)	28.55%	10.42%	11.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 3,882,307,601
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	4.10%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 3,882,307,601
Total number of portfolio holdings	27
Portfolio turnover rate	4.10%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%

Smead International Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class A
Trading Symbol	SVXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead International Value Fund (Class A/SVXAX)	$ 76	1.35%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.35%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead International Value Fund (Class A/SVXAX) produced 25.22% for the shareholders compared to 12.65% for the MSCI EAFE NR Index and 17.79% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Tamarack Valley Energy Ltd. (TVE CN), Bawag Group AG (BG AV), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Pandora AS (PNDORA DC), Subaru Corp. (7270 JP), and Autotrader Group PLC (AUTO LN).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead International Value Fund (Class A/SVXAX) with sales charge	39.20%	15.51%	13.29%
Smead International Value Fund (Class A/SVXAX)	47.70%	16.89%	13.96%
MSCI All Country World Index ex-USA (Net-USD)	32.77%	8.77%	9.82%
MSCI EAFE Index Net	22.80%	8.79%	9.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 303,978,739
Holdings Count | Holding	29
Investment Company, Portfolio Turnover	8.81%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 303,978,739
Total number of portfolio holdings	29
Portfolio turnover rate	8.81%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	9.7%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	7.8%
Tamarack Valley Energy Ltd.	5.8%
Glencore PLC	5.3%
UniCredit SpA	5.1%
Frontline PLC	4.5%
Bankinter SA	4.4%
Barclays PLC	4.2%
Roche Holding AG	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cenovus Energy, Inc.	9.7%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	7.8%
Tamarack Valley Energy Ltd.	5.8%
Glencore PLC	5.3%
UniCredit SpA	5.1%
Frontline PLC	4.5%
Bankinter SA	4.4%
Barclays PLC	4.2%
Roche Holding AG	3.7%

Smead International Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class C
Trading Symbol	SVXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead International Value Fund (Class C/SVXCX)	$ 112	2.00%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.00%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead International Value Fund (Class C/SVXCX) produced 24.81% for the shareholders compared to 12.65% for the MSCI EAFE NR Index and 17.79% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Tamarack Valley Energy Ltd. (TVE CN), Bawag Group AG (BG AV), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Pandora AS (PNDORA DC), Subaru Corp. (7270 JP), and Autotrader Group PLC (AUTO LN).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class C shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, br oad-
based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead International Value Fund (Class C/SVXCX)	46.79%	16.23%	13.30%
MSCI All Country World Index ex-USA (Net-USD)	32.77%	8.77%	9.82%
MSCI EAFE Index Net	22.80%	8.79%	9.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 303,978,739
Holdings Count | Holding	29
Investment Company, Portfolio Turnover	8.81%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 303,978,739
Total number of portfolio holdings	29
Portfolio turnover rate	8.81%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the
investment
makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	9.7%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	7.8%
Tamarack Valley Energy Ltd.	5.8%
Glencore PLC	5.3%
UniCredit SpA	5.1%
Frontline PLC	4.5%
Bankinter SA	4.4%
Barclays PLC	4.2%
Roche Holding AG	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cenovus Energy, Inc.	9.7%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	7.8%
Tamarack Valley Energy Ltd.	5.8%
Glencore PLC	5.3%
UniCredit SpA	5.1%
Frontline PLC	4.5%
Bankinter SA	4.4%
Barclays PLC	4.2%
Roche Holding AG	3.7%

Smead International Value Fund - Class I1
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class I1
Trading Symbol	SVXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead International Value Fund (Class I1/SVXFX)	$ 60	1.06%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.06%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead International Value Fund (Class I1/SVXFX) produced 25.41% for the shareholders compared to 12.65% for the MSCI EAFE NR Index and 17.79% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Tamarack Valley Energy Ltd. (TVE CN), Bawag Group AG (BG AV), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Pandora AS (PNDORA DC), Subaru Corp. (7270 JP), and Autotrader Group PLC (AUTO LN).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class I1 shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead International Value Fund (Class I1/SVXFX)	48.15%	17.22%	14.28%
MSCI All Country World Index ex-USA (Net-USD)	32.77%	8.77%	9.82%
MSCI EAFE Index Net	22.80%	8.79%	9.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 303,978,739
Holdings Count | Holding	29
Investment Company, Portfolio Turnover	8.81%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 303,978,739
Total number of portfolio holdings	29
Portfolio turnover rate	8.81%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	9.7%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	7.8%
Tamarack Valley Energy Ltd.	5.8%
Glencore PLC	5.3%
UniCredit SpA	5.1%
Frontline PLC	4.5%
Bankinter SA	4.4%
Barclays PLC	4.2%
Roche Holding AG	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cenovus Energy, Inc.	9.7%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	7.8%
Tamarack Valley Energy Ltd.	5.8%
Glencore PLC	5.3%
UniCredit SpA	5.1%
Frontline PLC	4.5%
Bankinter SA	4.4%
Barclays PLC	4.2%
Roche Holding AG	3.7%

Smead International Value Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class Y
Trading Symbol	SVXYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atsmeadcap.com/smead-funds/forms/. You can also request this information by contacting us at877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead International Value Fund (Class Y/SVXYX)	$ 56	1.00%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.00%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead International Value Fund (Class Y/SVXYX) produced 25.42% for the shareholders compared to 12.65% for the MSCI EAFE NR Index and 17.79% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Tamarack Valley Energy Ltd. (TVE CN), Bawag Group AG (BG AV), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Pandora AS (PNDORA DC), Subaru Corp. (7270 JP), and Autotrader Group PLC (AUTO LN).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class Y shares. It assumes a $10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead International Value Fund (Class Y/SVXYX)	48.27%	17.38%	14.43%
MSCI All Country World Index ex-USA (Net-USD)	32.77%	8.77%	9.82%
MSCI EAFE Index Net	22.80%	8.79%	9.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 303,978,739
Holdings Count | Holding	29
Investment Company, Portfolio Turnover	8.81%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 303,978,739
Total number of portfolio holdings	29
Portfolio turnover rate	8.81%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	9.7%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	7.8%
Tamarack Valley Energy Ltd.	5.8%
Glencore PLC	5.3%
UniCredit SpA	5.1%
Frontline PLC	4.5%
Bankinter SA	4.4%
Barclays PLC	4.2%
Roche Holding AG	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cenovus Energy, Inc.	9.7%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	7.8%
Tamarack Valley Energy Ltd.	5.8%
Glencore PLC	5.3%
UniCredit SpA	5.1%
Frontline PLC	4.5%
Bankinter SA	4.4%
Barclays PLC	4.2%
Roche Holding AG	3.7%

Smead International Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Investor Class
Trading Symbol	SVXLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead International Value Fund (Investor Class/SVXLX)	$ 70	1.25%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.25%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead International Value Fund (Investor Class/SVXLX) produced 25.29% for the shareholders compared to 12.65% for the MSCI EAFE NR Index and 17.79% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Tamarack Valley Energy Ltd. (TVE CN), Bawag Group AG (BG AV), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Pandora AS (PNDORA DC), Subaru Corp. (7270 JP), and Autotrader Group PLC (AUTO LN).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead International Value Fund (Investor Class/SVXLX)	47.89%	17.08%	14.13%
MSCI All Country World Index ex-USA (Net-USD)	32.77%	8.77%	9.82%
MSCI EAFE Index Net	22.80%	8.79%	9.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 303,978,739
Holdings Count | Holding	29
Investment Company, Portfolio Turnover	8.81%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 303,978,739
Total number of portfolio holdings	29
Portfolio turnover rate	8.81%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	9.7%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	7.8%
Tamarack Valley Energy Ltd.	5.8%
Glencore PLC	5.3%
UniCredit SpA	5.1%
Frontline PLC	4.5%
Bankinter SA	4.4%
Barclays PLC	4.2%
Roche Holding AG	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cenovus Energy, Inc.	9.7%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	7.8%
Tamarack Valley Energy Ltd.	5.8%
Glencore PLC	5.3%
UniCredit SpA	5.1%
Frontline PLC	4.5%
Bankinter SA	4.4%
Barclays PLC	4.2%
Roche Holding AG	3.7%

[1]	Expense ratio is expressed on an annualized basis.